LEASE - Weighted average rates and average useful life of right of use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure of quantitative information about right-of-use assets [line items]
Future cash outflows payments of lease liabilities	$ 2,388
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	273 months
Weighted average remaining lease terms	148 months
Weighted average discount rates	5.78
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	40 months
Weighted average remaining lease terms	34 months
Weighted average discount rates	5.65
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	83 months
Weighted average remaining lease terms	54 months
Weighted average discount rates	3.99
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	45 months
Weighted average remaining lease terms	36 months
Weighted average discount rates	6.56